Investment Portfolio	as of March 31, 2021 (Unaudited)
DWS CROCI® International VIP
	Shares	Value ($)

Common Stocks 96.0%
Australia 9.1%
Australia & New Zealand Banking Group Ltd.	84,659	1,814,028
BHP Group Ltd.	110,251	3,815,874
Commonwealth Bank of Australia	4,288	280,930
National Australia Bank Ltd.	62,344	1,234,218
Newcrest Mining Ltd.	15,865	297,603
(Cost $5,536,400)		7,442,653
Belgium 1.6%
UCB SA (Cost $1,072,787)	13,795	1,312,687
Denmark 3.0%
AP Moller - Maersk AS “B”	870	2,024,140
Novo Nordisk AS “B”	7,052	474,954
(Cost $1,948,110)		2,499,094
Finland 1.0%
Fortum Oyj	12,738	340,652
Nokia Oyj*	121,910	486,937
(Cost $695,418)		827,589
France 14.1%
Atos SE*	22,260	1,739,792
BNP Paribas SA*	53,894	3,290,488
Credit Agricole SA*	118,678	1,721,985
Engie SA*	79,187	1,127,334
Sanofi	30,370	3,003,484
Television Francaise 1*	80,739	737,194
(Cost $9,733,297)		11,620,277
Germany 8.4%
Beiersdorf AG	12,876	1,355,372
Brenntag SE	13,966	1,193,987
Deutsche Boerse AG	4,043	672,742
Deutsche Post AG (Registered)	23,524	1,291,802
Fresenius Medical Care AG & Co. KGaA	7,353	542,699
Fresenius SE & Co. KGaA	10,857	484,249
HeidelbergCement AG	5,007	455,278
Merck KGaA	3,152	539,013
SAP SE	2,641	324,172
(Cost $6,246,907)		6,859,314
Hong Kong 0.7%
CLP Holdings Ltd. (Cost $554,585)	59,500	578,838
Ireland 0.6%
CRH PLC (Cost $364,276)	11,261	529,400

Italy 0.5%
Snam SpA (Cost $337,136)	67,367	373,700
Japan 24.7%
Astellas Pharma, Inc.	28,900	445,650
Dentsu Group, Inc.	12,000	385,504
ITOCHU Corp.	20,100	652,470
KDDI Corp.	12,400	380,531
Mitsubishi UFJ Financial Group, Inc.	103,300	548,667
NEC Corp.	5,100	301,301
Nintendo Co., Ltd.	3,000	1,680,889
Nitto Denko Corp.	3,900	334,762
Ono Pharmaceutical Co., Ltd.	45,700	1,196,340
Otsuka Holdings Co., Ltd.	21,500	913,070
Sekisui House Ltd.	68,200	1,467,338
Seven & i Holdings Co., Ltd.	8,500	343,015
Shin-Etsu Chemical Co., Ltd.	6,109	1,030,756
Shionogi & Co., Ltd.	19,900	1,073,174
Sumitomo Mitsui Financial Group, Inc.	113,756	4,121,282
Takeda Pharmaceutical Co., Ltd.	14,400	520,154
Toyota Industries Corp.	42,232	3,773,139
Toyota Motor Corp.	14,146	1,105,191
(Cost $17,266,802)		20,273,233
Netherlands 3.4%
Koninklijke Ahold Delhaize NV	56,867	1,586,108
Koninklijke KPN NV	364,160	1,238,719
(Cost $2,230,902)		2,824,827
Singapore 2.8%
Keppel Corp. Ltd.	79,700	316,107
Venture Corp., Ltd.	132,083	1,977,435
(Cost $1,883,572)		2,293,542
Spain 1.4%
Banco Santander SA* (Cost $1,006,451)	332,801	1,133,895
Sweden 2.1%
Alfa Laval AB*	15,242	461,091
Telefonaktiebolaget LM Ericsson “B”	98,265	1,300,704
(Cost $1,130,786)		1,761,795
Switzerland 9.8%
Adecco Group AG (Registered)	26,422	1,784,304
LafargeHolcim Ltd. (Registered)	33,032	1,942,309
Nestle SA (Registered)	3,022	336,876
Novartis AG (Registered)	9,332	797,203
Roche Holding AG (Genusschein)	9,835	3,178,381
(Cost $7,140,272)		8,039,073
United Kingdom 12.8%
BAE Systems PLC	85,175	592,980
Barratt Developments PLC*	57,729	594,133
British American Tobacco PLC	35,974	1,374,342
Bunzl PLC	19,603	628,183

Ferguson PLC	3,130	373,882
Imperial Brands PLC	55,424	1,139,465
ITV PLC*	195,684	323,945
Johnson Matthey PLC	9,804	407,137
Kingfisher PLC*	142,043	622,878
Persimmon PLC	53,910	2,183,745
Reckitt Benckiser Group PLC	4,248	381,023
Rio Tinto PLC	20,428	1,561,900
Smiths Group PLC	13,661	289,468
(Cost $8,294,511)		10,473,081
Total Common Stocks (Cost $65,442,212)		78,842,998

Preferred Stocks 2.8%
Germany
Henkel AG & Co. KGaA (Cost $2,298,307)	20,279	2,283,467

Rights 0.0%
Italy
Snam SpA, Expiration Date 4/7/2021* (Cost $0)	67,367	69

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 0.04% (a) (Cost $379,202)	379,202	379,202

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $68,119,721)	99.3	81,505,736
Other Assets and Liabilities, Net	0.7	587,034
Net Assets	100.0	82,092,770
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 0.04% (a)
249,295	1,572,138	1,442,231	—	—	51	—	379,202	379,202
*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

At March 31, 2021 the DWS CROCI® International VIP had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents
Financials	14,818,235	18%
Health Care	14,481,058	18%
Materials	10,375,019	13%
Consumer Discretionary	9,746,424	12%
Industrials	9,608,414	12%
Consumer Staples	8,799,668	11%
Information Technology	6,130,341	7%
Communication Services	4,746,782	6%
Utilities	2,420,593	3%
Total	81,126,534	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$7,442,653	$—	$7,442,653
Belgium	—	1,312,687	—	1,312,687
Denmark	—	2,499,094	—	2,499,094
Finland	—	827,589	—	827,589
France	—	11,620,277	—	11,620,277
Germany	—	6,859,314	—	6,859,314
Hong Kong	—	578,838	—	578,838
Ireland	—	529,400	—	529,400
Italy	—	373,700	—	373,700
Japan	—	20,273,233	—	20,273,233
Netherlands	—	2,824,827	—	2,824,827
Singapore	—	2,293,542	—	2,293,542
Spain	—	1,133,895	—	1,133,895
Sweden	—	1,761,795	—	1,761,795
Switzerland	—	8,039,073	—	8,039,073
United Kingdom	—	10,473,081	—	10,473,081
Preferred Stocks	—	2,283,467	—	2,283,467
Rights	—	69	—	69
Short-Term Investments	379,202	—	—	379,202
Total	$379,202	$81,126,534	$—	$81,505,736

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1cint-PH1
R-080548-1 (1/23)